First Trust S&P 500 Diversified Dividend Aristocrats ETF Average Annual Total Returns			12 Months Ended	15 Months Ended	20 Months Ended	60 Months Ended	102 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Sector-Neutral Dividend Aristocrats Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		14.62%
Nasdaq US 500 Large Cap(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.32%			13.80%	14.75%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	17.16%	21.77%	14.42%	14.76%
First Trust S&P 500 Diversified Dividend Aristocrats ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.98%			10.39%	10.17%
Performance Inception Date		Jun. 20, 2017
First Trust S&P 500 Diversified Dividend Aristocrats ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.70%			9.22%	8.92%
First Trust S&P 500 Diversified Dividend Aristocrats ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.25%			7.65%	7.58%

[1]	On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.